UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-03310

Name of Fund: Merrill Lynch Retirement Reserves Money Fund of
              Merrill Lynch Retirement Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 221-7210

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 04/30/2008

Item 1 - Report to Stockholders

Semi-Annual Report (Unaudited)
April 30, 2008

Merrill Lynch Retirement
Reserves Money Fund

Of Merrill Lynch Retirement Series Trust

Table of Contents
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders ..................................................    3
Semi-Annual Report:
Disclosure of Expenses ....................................................    4
Portfolio Summary .........................................................    5
Current Seven-Day Yields ..................................................    5
Financial Statements:
  Schedule of Investments .................................................    6
  Statement of Assets and Liabilities .....................................    9
  Statement of Operations .................................................   10
  Statements of Changes in Net Assets .....................................   11
Financial Highlights ......................................................   12
Notes to Financial Statements .............................................   14
Officers and Trustees .....................................................   17
Additional Information ....................................................   18


2       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2008

A Letter to Shareholders

Dear Shareholder

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the "Fed") intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed's other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns.

The Fed's response to the financial crisis helped to improve credit conditions and investor mood. After hitting a low point on March 17 (coinciding with the collapse of Bear Stearns), equity markets found a welcome respite in April, when the S&P 500 Index of U.S. stocks posted positive monthly performance for the first time since October 2007. International markets, which outpaced those of the U.S. for much of 2007, saw a reversal in that trend, as effects of the credit crisis and downward pressures on growth were far-reaching.

In contrast to equity markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad "flight-to-quality" theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April
30. Treasury issues relinquished some of their gains in April, however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Overall, the major benchmark indexes generated results that generally reflected heightened investor risk aversion:

Total Returns as of April 30, 2008                                                       6-month     12-month
=============================================================================================================
U.S. equities (S&P 500 Index)                                                            - 9.64%      - 4.68%
-------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                             -12.92       -10.96
-------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                        - 9.21       - 1.78
-------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                      + 4.08       + 6.87
-------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                           + 1.47       + 2.79
-------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)      - 0.73       - 0.80
-------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on November 1, 2007 and held through April 30, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

                                          Actual                                                   Hypothetical**
                   ------------------------------------------------------     ------------------------------------------------------
                       Beginning          Ending                                  Beginning          Ending
                     Account Value     Account Value      Expenses Paid         Account Value     Account Value      Expenses Paid
                   November 1, 2007   April 30, 2008   During the Period*     November 1, 2007   April 30, 2008   During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Class I ........        $1,000           $1,019.60            $2.51                $1,000           $1,022.41            $2.51
Class II .......        $1,000           $1,019.40            $2.81                $1,000           $1,022.12            $2.82
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.50% for Class I and 0.56% for Class II), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.


4       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2008

Portfolio Summary

Portfolio Composition as a Percent of Net Assets

                                                            4/30/08     10/31/07
--------------------------------------------------------------------------------
Certificates of Deposit .................................      5%           2%
Certificates of Deposit -- Yankee .......................     36           28
Commercial Paper ........................................     45           56
Corporate Notes .........................................      6            9
Funding Agreements ......................................      3            3
U.S. Government Agency & Instrumentality
  Obligations -- Non-Discount Notes .....................      5           --
Repurchase Agreements ...................................      2            3
Liabilities in Excess of Other Assets ...................     (2)          (1)
                                                             ----------------
Total ...................................................    100%         100%
                                                             ================

Current Seven-Day Yields

As of April 30, 2008
================================================================================
Class I ........................................................           2.59%
Class II .......................................................           2.55%
--------------------------------------------------------------------------------
Past performance is not indicative of future results.


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2008      5

Schedule of Investments April 30, 2008 (Unaudited)

                           Interest         Maturity      Par
Issue                        Rate*            Date       (000)         Value
===============================================================================
Certificate of Deposit -- 4.4%
===============================================================================
American Express             2.75 %         5/07/2008  $  5,000   $   5,000,000
Centurion Bank               2.75           5/20/2008    25,000      25,000,000
                             2.90           6/24/2008    15,000      15,000,000
-------------------------------------------------------------------------------
Chase Bank USA, NA           4.70           5/07/2008    53,460      53,460,000
-------------------------------------------------------------------------------
Citibank, NA                 2.87           7/28/2008    21,000      21,000,000
-------------------------------------------------------------------------------
HSBC Bank USA                2.48           6/19/2008    13,000      13,000,000
-------------------------------------------------------------------------------
Regions Bank                 2.99           5/21/2008    25,000      25,000,000
-------------------------------------------------------------------------------
State Street Bank &          2.45           5/16/2008    49,000      49,000,000
Trust Co.                    2.80           6/10/2008    27,000      27,000,000
-------------------------------------------------------------------------------
Wachovia Bank, NA            2.91 (a)       5/01/2009    30,100      30,100,000
-------------------------------------------------------------------------------
Total Certificate of Deposit ..................................     263,560,000
===============================================================================
Certificate of Deposit -- Yankee -- 36.5%
===============================================================================
Banco Bilbao Vizcaya         2.74           6/17/2008    58,000      58,000,000
Argentaria SA, NY            2.90           7/23/2008    95,000      95,000,000
                             3.00          10/24/2008    56,130      56,130,000
-------------------------------------------------------------------------------
Bank of Montreal, NY         4.87           6/02/2008    15,000      15,000,000
                             3.196 (a)     11/10/2008    45,300      45,300,000
                             3.328(a)(b)    5/29/2009    48,750      48,750,000
-------------------------------------------------------------------------------
Bank of Nova Scotia, NY      2.645 (a)      7/03/2008    38,325      38,325,000
-------------------------------------------------------------------------------
Bank of Scotland             2.77           6/30/2008    85,000      85,000,000
Plc, NY                      4.39           7/07/2008    49,000      49,000,000
                             3.07           7/31/2008    75,000      75,000,000
                             2.68          10/02/2008    30,000      30,000,000
                             2.72          10/02/2008    27,550      27,550,000
-------------------------------------------------------------------------------
BNP Paribas, NY              4.80           6/05/2008    57,285      57,285,000
                             2.51           6/19/2008   105,000     105,000,000
                             4.50           7/03/2008    15,000      15,000,000
                             2.91           8/19/2008    15,000      15,000,000
                             2.63          10/02/2008    48,245      48,245,000
                             2.95          10/28/2008    30,000      30,000,000
-------------------------------------------------------------------------------
Barclays Bank Plc, NY        3.00           6/04/2008    57,000      57,000,000
                             2.60           6/19/2008    40,000      40,000,000
-------------------------------------------------------------------------------
Canadian Imperial            4.87           6/10/2008    41,675      41,675,000
Bank of Commerce, NY
-------------------------------------------------------------------------------
Deutsche BankAG, NY          2.809 (a)      1/21/2009    39,620      39,620,000
-------------------------------------------------------------------------------
Fortis Bank SA/NV, NY        2.77           7/18/2008    67,000      67,000,000
-------------------------------------------------------------------------------
Natixis, NY                  5.42           7/10/2008    14,550      14,560,644
-------------------------------------------------------------------------------
Nordea Bank Finland          4.91           6/23/2008    15,670      15,670,227
Plc, NY                      2.90           7/22/2008   100,000     100,000,000
                             2.65          10/14/2008    10,710      10,710,000
                             4.82          10/17/2008    50,865      50,867,291
-------------------------------------------------------------------------------
Rabobank Nederland           2.72           6/11/2008    68,000      68,000,000
NV, NY
-------------------------------------------------------------------------------
Royal Bank of                2.81           6/12/2008    65,000      65,000,000
Scotland Group Plc, NY       2.68          10/02/2008    53,675      53,675,000
-------------------------------------------------------------------------------
SanPaolo IMI, NY             2.81           6/30/2008   100,000     100,001,683
                             3.01           7/21/2008   125,000     125,002,826
-------------------------------------------------------------------------------
Svenska                      3.00           5/12/2008    50,000      50,000,000
Handelsbanken AB, NY         3.00           5/13/2008    45,000      45,000,000
                             2.61          10/01/2008    36,690      36,690,000
-------------------------------------------------------------------------------
Toronto Bank, NY             3.00           5/20/2008    50,000      50,000,000
                             4.86           5/30/2008     5,600       5,600,000
                             4.85           6/06/2008    42,570      42,570,000
                             2.57           6/20/2008    60,000      60,000,000
-------------------------------------------------------------------------------
UBS AG, Stamford             4.895          6/04/2008    14,190      14,190,000
                             2.95           6/06/2008    34,000      34,000,000
-------------------------------------------------------------------------------
UniBank                      2.65           6/26/2008    84,000      84,000,000
Commercial Bank
-------------------------------------------------------------------------------
Total Certificate of Deposit -- Yankee ........................   2,164,417,671
===============================================================================
Commercial Paper -- 44.6%
===============================================================================
Amstel Funding Corp.         2.95           6/18/2008    25,000      24,899,618
                             2.85           7/09/2008     5,500       5,469,521
-------------------------------------------------------------------------------
Amsterdam                    2.70           7/02/2008     5,000       4,976,375
Funding Corp.                2.72           7/09/2008    30,000      29,841,333
                             2.72           7/11/2008    35,000      34,809,600
-------------------------------------------------------------------------------
APRECO, LLC                  2.87           6/05/2008    20,000      19,942,600
-------------------------------------------------------------------------------
Atlantis One                 3.10           5/05/2008    15,000      14,993,542
Funding Corp.                3.08           5/14/2008     4,500       4,494,610
                             2.88           7/23/2008    45,000      44,697,600
-------------------------------------------------------------------------------
BASF AG                      2.27           6/30/2008     5,000       4,980,768
-------------------------------------------------------------------------------
BMW US Capital, LLC          2.20           5/01/2008     4,191       4,190,744
-------------------------------------------------------------------------------
Banco Bilbao Vizcaya         2.80           6/27/2008    20,000      19,909,778
Argentaria Puerto Rico
-------------------------------------------------------------------------------
Bank of America Corp.        2.98           5/07/2008    39,000      38,977,402
                             3.673          6/12/2008    32,000      31,859,610
                             2.84           7/07/2008    53,000      52,715,684
                             3.80           7/11/2008    35,365      35,096,226
                             2.829          8/19/2008    31,065      30,794,028
-------------------------------------------------------------------------------
Bryant Park Funding LLC      2.89           5/28/2008     8,000       7,982,018
-------------------------------------------------------------------------------
CAFCO, LLC                   3.03           5/01/2008    45,500      45,496,170
                             2.72           5/07/2008    20,000      19,989,422
                             2.95           5/16/2008    10,000       9,986,889
-------------------------------------------------------------------------------
CHARTA, LLC                  3.10           5/07/2008    30,000      29,981,917
                             2.90           7/15/2008    40,000      39,755,111
-------------------------------------------------------------------------------
CRC Funding, LLC             3.05           5/09/2008    25,500      25,480,556
                             2.73           7/10/2008    32,000      31,827,707
                             2.90           7/16/2008    50,000      49,689,861
                             2.91           7/28/2008    30,000      29,784,175
-------------------------------------------------------------------------------
Ciesco, LLC                  3.05           5/02/2008    14,000      13,997,628
                             2.73           7/10/2008    24,500      24,368,088
                             2.72           7/14/2008    45,000      44,745,000
-------------------------------------------------------------------------------
Citigroup Funding Inc.       4.73           5/02/2008    22,210      22,204,164
-------------------------------------------------------------------------------
Danske Corp.                 2.97           5/02/2008    20,000      19,996,700
                             2.89           5/09/2008    14,500      14,489,524
                             2.62           6/25/2008    90,000      89,633,200
                             2.68           7/01/2008    85,000      84,607,678
-------------------------------------------------------------------------------
Dexia Delaware LLC           2.50           6/18/2008   114,000     113,612,083
                             2.92           7/18/2008    54,000      53,653,980
-------------------------------------------------------------------------------

See Notes to Financial Statements.


6       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2008

                           Interest         Maturity      Par
Issue                        Rate*            Date       (000)         Value
===============================================================================
Commercial Paper (continued)
===============================================================================
Edison Asset                 4.72 %         5/15/2008  $ 17,000   $  16,966,567
Securitization, LLC
-------------------------------------------------------------------------------
Falcon Asset                 3.08           5/20/2008    58,000      57,900,755
Securitization Co. LLC
-------------------------------------------------------------------------------
Galleon Capital LLC          3.02           5/13/2008    25,000      24,972,736
-------------------------------------------------------------------------------
General Electric             3.83           7/10/2008    29,850      29,624,525
Capital Corp.
-------------------------------------------------------------------------------
General Electric             2.60          10/14/2008     9,000       8,891,450
Capital Services             2.63          10/20/2008    10,000       9,873,614
-------------------------------------------------------------------------------
Govco LLC                    2.90           7/22/2008    50,000      49,665,694
-------------------------------------------------------------------------------
ING America Insurance        2.45           6/17/2008    42,000      41,862,800
Holdings, Inc.               2.45           7/01/2008     8,000       7,966,244
-------------------------------------------------------------------------------
ING (U.S.) Funding LLC       3.01           5/06/2008    50,000      49,974,917
-------------------------------------------------------------------------------
JPMorgan Chase & Co.         2.45          10/01/2008    28,000      27,706,544
                             2.50          10/14/2008     6,075       6,004,547
-------------------------------------------------------------------------------
Jupiter                      2.65           5/12/2008    20,000      19,982,333
Securitization Co. LLC       2.65           5/19/2008    24,000      23,966,433
-------------------------------------------------------------------------------
KBC Financial Products       2.865         10/22/2008    10,000       9,860,729
International Ltd.
-------------------------------------------------------------------------------
Liberty Street               3.02           5/23/2008    50,000      49,903,528
Funding Corp.
-------------------------------------------------------------------------------
Old Line Funding, LLC        2.90           5/19/2008    21,258      21,225,463
                             2.80           5/22/2008    30,000      29,948,667
                             2.80- 2.83     5/30/2008    46,000      45,892,142
-------------------------------------------------------------------------------
Park Avenue Receivables      2.85           6/26/2008    54,000      53,756,325
Co. LLC
-------------------------------------------------------------------------------
Prudential Funding LLC       2.30           6/12/2008    10,000       9,972,528
                             2.40           6/25/2008    10,000       9,962,667
-------------------------------------------------------------------------------
Raiffeisen Zentralbank       2.88           5/13/2008    12,000      11,987,520
Oesterreich AG               2.84- 2.85     5/29/2008    50,000      49,885,289
                             2.94           7/22/2008    25,000      24,830,542
-------------------------------------------------------------------------------
Ranger Funding Co. LLC       2.90           7/21/2008    17,000      16,887,706
-------------------------------------------------------------------------------
Regency Markets              2.90           5/12/2008    12,000      11,988,400
No. 1 LLC                    2.85           5/15/2008    20,000      19,976,250
                             2.95           5/19/2008    11,000      10,982,874
-------------------------------------------------------------------------------
Royal Bank of Scotland       4.79           5/28/2008    30,000      29,888,233
Group Plc
-------------------------------------------------------------------------------
Scaldis Capital LLC          2.93           5/15/2008    54,000      53,934,075
                             2.93           5/20/2008    65,000      64,894,194
                             2.95           5/28/2008    50,000      49,885,276
-------------------------------------------------------------------------------
Solitaire Funding LLC        2.95           6/03/2008    24,000      23,933,133
                             2.91           6/05/2008    43,950      43,822,105
-------------------------------------------------------------------------------
Thames Asset Global          2.87           5/07/2008    21,000      20,988,281
Securitization No. 1, Inc.   2.95           5/15/2008    18,000      17,977,875
                             2.75- 2.95     5/27/2008    58,151      58,029,867
                             2.95           7/25/2008    50,000      49,647,639
-------------------------------------------------------------------------------
Ticonderoga Funding LLC      2.86           5/23/2008    30,000      29,945,183
-------------------------------------------------------------------------------
Toyota Motor Credit Corp.    2.60           8/19/2008    10,000       9,919,833
-------------------------------------------------------------------------------
UBS Finance                  2.805          6/11/2008    30,000      29,901,825
(Delaware), LLC
-------------------------------------------------------------------------------
UniCredito Italiano          2.94           6/05/2008    10,000       9,970,600
Bank (Ireland) Plc
-------------------------------------------------------------------------------
Windmill Funding Corp.       3.20           5/02/2008    56,000      55,990,044
                             2.78           6/06/2008    24,000      23,931,427
                             2.89           6/19/2008    12,000      11,951,833
                             2.73           7/02/2008     7,750       7,712,974
                             2.72           7/07/2008    25,000      24,871,556
                             2.73           7/10/2008    25,000      24,865,396
-------------------------------------------------------------------------------
Yorktown Capital, LLC        2.74           6/06/2008    26,000      25,926,781
                             2.70           6/10/2008    49,000      48,849,325
-------------------------------------------------------------------------------
Total Commercial Paper ........................................   2,643,188,154
===============================================================================
Corporate Notes -- 5.9%
===============================================================================
ANZ National                 2.751(a)(b)    9/05/2008    23,000      23,000,000
International Ltd.
-------------------------------------------------------------------------------
ASIF Global Financing        2.918(a)(b)    9/22/2008    15,000      15,000,000
-------------------------------------------------------------------------------
BES Finance Ltd.             2.75 (a)(b)   10/01/2008    25,000      24,981,208
-------------------------------------------------------------------------------
Bank of Ireland              2.81 (a)       9/19/2008    10,000      10,000,000
-------------------------------------------------------------------------------
Goldman Sachs                2.786(a)       9/12/2008    53,300      53,300,000
Group, Inc.
-------------------------------------------------------------------------------
HSBC Bank USA, NA            3.218(a)       5/15/2009     8,895       8,895,000
-------------------------------------------------------------------------------
HSBC Finance Corp.           2.945(a)       8/22/2008    39,000      39,000,000
-------------------------------------------------------------------------------
Mazarin Funding Corp.        2.875 (a)      6/25/2008    26,825      26,825,000
-------------------------------------------------------------------------------
MetLife Global               2.816(a)(b)    9/12/2008    13,000      13,000,000
Funding, Inc.                2.791(a)(b)   10/06/2008    17,000      17,000,000
-------------------------------------------------------------------------------
Nationwide                   2.751(a)(b)    7/28/2008    13,000      13,000,000
Building Society
-------------------------------------------------------------------------------
Northern Rock Plc            3.08 (a)       7/08/2008    23,000      23,000,000
-------------------------------------------------------------------------------
Royal Bank of Scotland       5.008(a)(b)    9/26/2008    75,000      75,000,000
Group Plc
-------------------------------------------------------------------------------
Westpac Banking Corp.        2.999(a)      10/10/2008    11,000      11,000,000
-------------------------------------------------------------------------------
Total Corporate Notes .........................................     355,001,208
===============================================================================
Funding Agreements -- 3.0%
===============================================================================
Genworth Life                2.777(a)(c)    6/09/2008    50,000      50,000,000
Insurance Co.                2.86 (a)(c)   12/01/2008    20,000      20,000,000
-------------------------------------------------------------------------------
Jackson National Life        2.76 (a)(c)    5/01/2008    35,000      35,000,000
Insurance Co.
-------------------------------------------------------------------------------
MetLife Insurance Co.        2.90 (a)(c)    3/03/2009    20,000      20,000,000
of Connecticut
-------------------------------------------------------------------------------
New York Life                2.786 (a)(c)   4/13/2009    54,055      54,055,000
Insurance Co.
-------------------------------------------------------------------------------
Total Funding Agreements ......................................     179,055,000
-------------------------------------------------------------------------------

See Notes to Financial Statements.


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2008      7

Schedule of Investments (concluded)

                           Interest         Maturity      Par
Issue                        Rate*            Date       (000)         Value
===============================================================================
U.S. Government Agency & Instrumentality Obligations Non Discount -- 5.4%
===============================================================================
Fannie Mae                   2.50 %         8/06/2008   $13,940  $   13,845,131
                             2.495          8/20/2008    11,605      11,514,919
                             2.49           9/08/2008    24,895      24,669,431
                             2.49           9/10/2008    15,290      15,149,345
-------------------------------------------------------------------------------
Federal Home Loan Bank       2.362(a)       3/20/2009    28,750      28,773,808
                             2.643(a)       8/13/2009    30,400      30,400,000
                             2.623(a)       8/14/2009    44,640      44,634,234
-------------------------------------------------------------------------------
Freddie Mac                  2.50           8/18/2008    12,575      12,478,941
                             2.502(a)       9/25/2009    84,025      83,990,273
                             2.816(a)       9/28/2009    51,000      50,982,130
-------------------------------------------------------------------------------
Total U.S. Government Agency & Instrumentality
Obligations -- Non Discount ...................................     316,438,212
===============================================================================
Repurchase Agreements -- 1.9%
===============================================================================
Deutsche Bank Securities Inc. purchased on
4/30/2008 to yield 1.97% to 5/01/2008,
repurchase price of $110,694, collateralized
by Freddie Mac 4.625% due 5/28/2013,
Federal Home Loan Bank 5.125% due 3/10/2017,
Fannie Mae 5.0% due 10/15/2011 and
Resolution Funding Strip 0% due 1/15/2018                110,688    110,688,000
-------------------------------------------------------------------------------
Total Repurchase Agreements ....................................    110,688,000
-------------------------------------------------------------------------------
Total Investments (Cost -- $6,030,348,245**) -- 101.7% .........  6,030,348,245

Liabilities in Excess of Other Assets -- (1.7%) ................   (100,101,935)
                                                                 --------------
Net Assets -- 100.0% ........................................... $5,930,246,310
                                                                 ==============

* Commercial Paper and certain U.S. Government Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are as of the report date.
**    Cost for federal income tax purposes.
(a) Variable rate security. Rate is as of report date. Maturity shown is the final maturity date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Restricted securities as to resale, representing 3.0% of net assets were as follows:

      -------------------------------------------------------------------------------------
                                               Acquisition
      Issue                                        Date            Cost            Value
      -------------------------------------------------------------------------------------
      Genworth Life Insurance Co.:
        2.777%, 6/09/2008                       6/06/2007     $ 50,000,000     $ 50,000,000
        2.86%, 12/01/2008                      12/03/2007       20,000,000       20,000,000

      Jackson National Life Insurance Co.,
        2.76%, 5/01/2008                        5/01/2007       35,000,000       35,000,000

      MetLife Insurance Co. of Connecticut,
        2.90%, 3/03/2009                        3/03/2008       20,000,000       20,000,000

      New York Life Insurance Co.,
        2.786%, 4/13/2009                       4/11/2008       54,055,000       54,055,000
      -------------------------------------------------------------------------------------
                                                              $179,055,000     $179,055,000
                                                              =============================

See Notes to Financial Statements.


8       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2008

Statement of Assets and Liabilities

April 30, 2008 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (cost -- $6,030,348,245) ...................................................    $6,030,348,245
Cash ............................................................................................................            54,484
Interest receivable .............................................................................................        15,350,230
Beneficial interest sold receivable .............................................................................           489,227
Prepaid expenses ................................................................................................           155,096
Other assets ....................................................................................................           240,258
                                                                                                                     --------------
Total assets ....................................................................................................     6,046,637,540
                                                                                                                     --------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Beneficial interest redeemed payable ............................................................................        65,052,531
Investments purchased payable ...................................................................................        48,750,000
Investment advisory fees payable ................................................................................         1,968,477
Other affiliates payable ........................................................................................           620,222
                                                                                                                     --------------
Total liabilities ...............................................................................................       116,391,230
                                                                                                                     --------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets ......................................................................................................    $5,930,246,310
                                                                                                                     ==============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Class I Shares of beneficial interest, $0.10 par value, unlimited number of shares authorized ...................    $  579,699,887
Class II Shares of beneficial interest, $0.10 par value, unlimited number of shares authorized ..................        13,299,278
Paid-in capital in excess of par ................................................................................     5,336,992,492
Undistributed net investment income .............................................................................            15,179
Accumulated net realized gain ...................................................................................           239,474
                                                                                                                     --------------
Net Assets ......................................................................................................    $5,930,246,310
                                                                                                                     ==============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Class I -- Based on net assets of $5,797,247,181 and 5,796,998,874 shares outstanding ...........................    $         1.00
                                                                                                                     ==============
Class II -- Based on net assets of $132,999,129 and 132,992,783 shares outstanding ..............................    $         1.00
                                                                                                                     ==============

See Notes to Financial Statements.


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2008      9

Statement of Operations

Six Months Ended April 30, 2008 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest .........................................................................................................    $ 118,856,823
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ..............................................................................................    $  11,160,410
Transfer agent -- Class I ........................................................................................        1,836,053
Transfer agent -- Class II .......................................................................................           84,743
Distribution -- Class II .........................................................................................          137,097
Accounting services ..............................................................................................          279,913
Registration .....................................................................................................          173,591
Printing .........................................................................................................           97,447
Custodian ........................................................................................................           57,852
Professional .....................................................................................................           44,839
Trustees .........................................................................................................           44,123
Miscellaneous ....................................................................................................           44,521
                                                                                                                      -------------
Total expenses ...................................................................................................       13,960,589
Less distribution fees waived -- Class II ........................................................................         (137,097)
                                                                                                                      -------------
Total expenses after waiver ......................................................................................       13,823,492
                                                                                                                      -------------
Net investment income ............................................................................................      105,033,331
                                                                                                                      -------------
===================================================================================================================================
Realized Gain
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments .................................................................................          239,474
                                                                                                                      -------------
Net Increase in Net Assets Resulting from Operations .............................................................    $ 105,272,805
                                                                                                                      =============

See Notes to Financial Statements.


10       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2008

Statements of Changes in Net Assets

                                                                                                   Six Months
                                                                                                      Ended
                                                                                                    April 30,          Year Ended
                                                                                                      2008             October 31,
Increase (Decrease) in Net Assets:                                                                 (Unaudited)            2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ......................................................................    $   105,033,331     $   201,017,365
Net realized gain ..........................................................................            239,474              67,208
Net change in unrealized appreciation/depreciation .........................................                 --             434,809
                                                                                                -----------------------------------
Net increase in net assets resulting from operations .......................................        105,272,805         201,519,382
                                                                                                -----------------------------------
===================================================================================================================================
Dividends and Distributions to Shareholders from
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Class I ................................................................................       (102,389,732)       (194,498,760)
    Class II ...............................................................................         (2,643,599)         (6,518,605)
Net realized gain:
    Class I ................................................................................            (50,660)                 --
    Class II ...............................................................................             (1,369)                 --
                                                                                                -----------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders ..........       (105,085,360)       (201,017,365)
                                                                                                -----------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from beneficial interest transactions ...................      1,105,576,051         828,023,398
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets ...............................................................      1,105,763,496         828,525,415
Beginning of period ........................................................................      4,824,482,814       3,995,957,399
                                                                                                -----------------------------------
End of period ..............................................................................    $ 5,930,246,310     $ 4,824,482,814
                                                                                                ===================================
End of period undistributed net investment income ..........................................    $        15,179     $        15,179
                                                                                                ===================================

See Notes to Financial Statements.


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2008      11

Financial Highlights

                                                                                   Class I
                                          -----------------------------------------------------------------------------------------
                                          Six Months
                                             Ended
                                           April 30,                                Year Ended October 31,
                                             2008        --------------------------------------------------------------------------
                                          (Unaudited)        2007            2006            2005            2004           2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..   $     1.00     $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                          -----------------------------------------------------------------------------------------
Net investment income .................       0.0195         0.0488          0.0425          0.0233          0.0075          0.0088
Net realized and unrealized gain (loss)           -- 1       0.0002          0.0007         (0.0003)        (0.0004)        (0.0011)
                                          -----------------------------------------------------------------------------------------
Net increase from investment operations       0.0195         0.0490          0.0432          0.0230          0.0071          0.0077
                                          -----------------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income .............      (0.0195)       (0.0488)        (0.0425)        (0.0233)        (0.0075)        (0.0088)
    Net realized gain .................           -- 2           --              -- 2            -- 2            -- 2       (0.0001)
                                          -----------------------------------------------------------------------------------------
Total dividends and distributions .....      (0.0195)       (0.0488)        (0.0425)        (0.0233)        (0.0075)        (0.0089)
                                          -----------------------------------------------------------------------------------------
Net asset value, end of period ........   $     1.00     $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                          =========================================================================================
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return ...............         1.96% 3        5.00%           4.30%           2.35%           0.75%           0.88%
                                          =========================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ...........         0.50% 4        0.57%           0.59%           0.59%           0.58%           0.55%
                                          =========================================================================================
Total expenses ........................         0.50% 4        0.57%           0.59%           0.59%           0.58%           0.55%
                                          =========================================================================================
Net investment income and realized gain         3.85% 4        4.89%           4.28%           2.27%           0.74%           0.90%
                                          =========================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .......   $5,797,247     $4,684,640      $3,864,470      $3,368,462      $4,388,882      $5,199,455
                                          =========================================================================================

1     Amount is less than $0.0001 per share.
2     Amount is less than $(0.0001) per share.
3     Aggregate total investment return.
4     Annualized.

See Notes to Financial Statements.


12       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2008

Financial Highlights (concluded)

                                                                                Class II
                                          -----------------------------------------------------------------------------------------
                                          Six Months
                                             Ended
                                           April 30,                                Year Ended October 31,
                                             2008        --------------------------------------------------------------------------
                                          (Unaudited)        2007            2006            2005            2004           2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..   $     1.00     $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                          -----------------------------------------------------------------------------------------
Net investment income .................       0.0192         0.0486          0.0426          0.0232          0.0055          0.0069
Net realized and unrealized gain (loss)           -- 1      (0.0017)         0.0007         (0.0003)        (0.0004)        (0.0011)
                                          -----------------------------------------------------------------------------------------
Net increase from investment operations       0.0192         0.0469          0.0433          0.0229          0.0051          0.0058
                                          -----------------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income .............      (0.0192)       (0.0486)        (0.0426)        (0.0232)        (0.0055)        (0.0069)
    Net realized gain .................           -- 2           --              -- 2            -- 2            -- 2       (0.0001)
                                          -----------------------------------------------------------------------------------------
Total dividends and distributions .....      (0.0192)       (0.0486)        (0.0426)        (0.0232)        (0.0055)        (0.0070)
                                          -----------------------------------------------------------------------------------------
Net asset value, end of period ........   $     1.00     $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                          =========================================================================================
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return ...............         1.94% 3        4.98%           4.31%           2.34%           0.55%           0.69%
                                          =========================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ...........         0.56% 4        0.59%           0.59%           0.61%           0.78%           0.75%
                                          =========================================================================================
Total expenses ........................         0.76% 4        0.79%           0.79%           0.61%           0.78%           0.75%
                                          =========================================================================================
Net investment income and realized gain         3.85% 4        4.86%           4.27%           2.28%           0.54%           0.70%
                                          =========================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .......   $  132,999     $  139,842      $  131,487      $  132,251      $  155,522      $  201,615
                                          =========================================================================================

1     Amount is less than $0.0001 per share.
2     Amount is less than $(0.0001) per share.
3     Aggregate total investment return.
4     Annualized.

See Notes to Financial Statements.


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2008      13

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a series of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company which will comprise a series of separate portfolios offering separate classes of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), acts as passive custodian. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares. At the present time, the Fund is the only series offered.

The following is a summary of significant accounting policies consistently followed by the Fund:

Valuation of Investments: Fund securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Fund may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a segregated account by the Fund's custodian. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. Income and realized losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective April 30, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended October 31, 2004 through October 31, 2006. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.


14       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2008

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Fund's financial statement disclosure, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro-rated among the funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Fund. The Advisor also performs certain administrative services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $1 billion; 0.45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; 0.40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; 0.375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; 0.35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; 0.325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; 0.30% of average daily net assets in excess of $10 billion but not exceeding $15 billion and 0.29% of average daily net assets in excess of $15 billion. For the six months ended April 30, 2008, the Fund reimbursed the Advisor $49,039, for certain accounting services, which is included in accounting services expenses in the Statement of Operations.

In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock Institutional Management Corp. ("BIMC"), an affiliate of the Advisor, under which the Advisor pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

The Fund has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributors"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributors a distribution fee. The fee is accrued daily and paid monthly at the annual rate of 0.20% of the Fund's average daily net assets attributable to Class II Shares sold by the Distributor. The Distributor contractually agreed to waive such fees. For the six months ended April 30, 2008, the Distributors earned $137,097, all of which was waived and is shown on the Statement of Operations as distribution fees waived.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch and an affiliate of the Advisor, is the Fund's transfer agent.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2008      15

Notes to Financial Statements (concluded)

3. Capital Share Transactions:

Transactions in shares of beneficial interest for each class were as follows:

                                                                       Six Months Ended                       Year Ended
                                                                       April 30, 2008                      October 31, 2007
                                                             --------------------------------    ----------------------------------
                                                                  Shares           Amount             Shares             Amount
-----------------------------------------------------------------------------------------------------------------------------------
Class I
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................    9,229,351,146   $ 9,229,351,146     15,495,809,919   $ 15,495,809,919
Shares issued to shareholders in reinvestment of dividends      102,440,392       102,440,392        194,468,365        194,468,365
                                                             --------------------------------    ----------------------------------
Total issued .............................................    9,331,791,538     9,331,791,538     15,690,278,284     15,690,278,284
Shares redeemed ..........................................   (8,219,368,021)   (8,219,368,021)   (14,870,841,349)   (14,870,841,349)
                                                             --------------------------------    ----------------------------------
Net increase .............................................    1,112,423,517   $ 1,112,423,517        819,436,935   $    819,436,935
                                                             ================================    ==================================
-----------------------------------------------------------------------------------------------------------------------------------
Class II
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................................      128,566,325   $   128,566,325        270,591,051   $    270,591,051
Shares issued to shareholders in
  reinvestment of dividends ..............................        2,644,968         2,644,968          6,518,605          6,518,605
                                                             --------------------------------    ----------------------------------
Total issued .............................................      131,211,293       131,211,293        277,109,656        277,109,656
Shares redeemed ..........................................     (138,058,759)     (138,058,759)      (268,523,193)      (268,523,193)
                                                             --------------------------------    ----------------------------------
Net increase (decrease) ..................................       (6,847,466)  $    (6,847,466)         8,586,463   $      8,586,463
                                                             ================================    ==================================


16       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2008

Officers and Trustees

David O. Beim, Trustee
Richard S. Davis, Fund President and Trustee
Ronald W. Forbes, Trustee
Henry Gabbay, Trustee
Dr. Matina Horner, Trustee
Rodney D. Johnson, Trustee
Herbert I. London, Trustee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Jr., Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Trustee
Frederick W. Winter, Trustee
Donald C. Burke, Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard Surloff, Secretary

Custodian

The Bank of New York Mellon
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2008      17

Additional Information

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


18       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2008

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND       APRIL 30, 2008      19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be a representation of future performance. For current month-end performance information, call (800) 882-0052. The Fund's current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch Retirement Reserves Money Fund
Of Merrill Lynch Retirement Series Trust
100 Bellevue Parkway
Wilmington, DE 19809

                                                                  #10262 -- 4/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    Merrill Lynch Retirement Reserves Money Fund of
    Merrill Lynch Retirement Series Trust

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Merrill Lynch Retirement Reserves Money Fund of
    Merrill Lynch Retirement Series Trust

Date: June 23, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Merrill Lynch Retirement Reserves Money Fund of
    Merrill Lynch Retirement Series Trust

Date: June 23, 2008